SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended									12 Months Ended						12 Months Ended					12 Months Ended													12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2011 Resigned senior executive Ordinary Shares item	Dec. 31, 2011 Resigned senior executive Ordinary Shares	Dec. 31, 2012 Share options	Dec. 31, 2012 Share options Key employees and board directors	Dec. 31, 2011 Share options Key employees and board directors	Dec. 31, 2010 Share options Key employees and board directors	May 18, 2012 Share options Key employees and board directors	Mar. 27, 2008 Share options Key employees and board directors	May 18, 2012 Share options Key employees and board directors Minimum	May 18, 2012 Share options Key employees and board directors Maximum	Dec. 31, 2012 2004 Plan	Dec. 31, 2012 2004 Plan Share options Employee	Dec. 31, 2011 2004 Plan Share options Employee	Dec. 31, 2010 2004 Plan Share options Employee	Dec. 31, 2012 2004 Plan Share options Employee Minimum	Dec. 31, 2012 2004 Plan Share options Employee Maximum	Dec. 31, 2012 2004 Plan Share options Non-employee	Dec. 31, 2011 2004 Plan Share options Non-employee	Dec. 31, 2010 2004 Plan Share options Non-employee	Dec. 31, 2012 2004 Plan Share options Non-employee Minimum	Dec. 31, 2012 2004 Plan Share options Non-employee Maximum	Dec. 31, 2012 2005 Plan	Dec. 31, 2005 2005 Plan	Dec. 31, 2012 2005 Plan Share options Employee	Dec. 31, 2011 2005 Plan Share options Employee	Dec. 31, 2010 2005 Plan Share options Employee	Dec. 31, 2012 2005 Plan Share options Employee Three years vesting period	Dec. 31, 2012 2005 Plan Share options Employee Five years vesting period	Dec. 31, 2012 2005 Plan Share options Employee One year vesting period	Dec. 31, 2012 2005 Plan Share options Non-employee	Dec. 31, 2011 2005 Plan Share options Non-employee	Dec. 31, 2010 2005 Plan Share options Non-employee	Dec. 31, 2012 2005 Plan Share options Non-employee Minimum	Dec. 31, 2012 2005 Plan Share options Non-employee Maximum	Dec. 31, 2012 2005 Plan Share options Key employees One year vesting period item	Dec. 31, 2012 2005 Plan Restricted shares Employee	Dec. 31, 2011 2005 Plan Restricted shares Employee	Dec. 31, 2010 2005 Plan Restricted shares Employee	Dec. 31, 2012 2005 Plan Restricted shares Employee Minimum	Dec. 31, 2012 2005 Plan Restricted shares Employee Maximum	Dec. 31, 2012 2005 Plan Restricted shares Non-employee Three years vesting period	Dec. 31, 2012 2005 Plan Restricted shares Non-employee One year vesting period
Share-based compensation
Share-based compensation expense recognized (in dollars)					$ 2		$ 2,074	$ 2,421	$ 4,063								$ 68					$ 1					$ 1,313	$ 2,126	$ 3,373				$ 2	$ 4	$ 18				$ 44	$ 123	$ 318
Number of share option plans	2
Contractual life	10 years
Ordinary shares reserved for grant														12,541,080											13,065,505
Vesting period														5 years																3 years	5 years											1 year	5 years	3 years	1 year
Percentage of share options vesting in one year after the grant date														20.00%																33.30%	20.00%	16.70%													100.00%
Initial share options vesting period														1 year																1 year	1 year
Percentage of share options vesting semi-annually over the remaining period														10.00%																16.70%	10.00%
Period during which the remainder of the options will vest														4 years																2 years	4 years
Percentage of the shares vesting monthly														1.60%																														2.70%
Total share options granted															10,006,600					664,800								29,178,152					1,134,500
Exercise price of options granted (in dollars per share)						$ 0.0001
Exercise price of total share options granted (in dollars per share)																		$ 1.60	$ 3.00				$ 1.60	$ 2.50			$ 0.0001									$ 1.11	$ 4.55
Options transferred from 2004 Plan (in shares)																									3,065,505
Additional shares authorized for future grants																									18,000,000	10,000,000
Number of quarters of performance review considered for vesting schedule of 16.7%																																						3
Percentage of shares that will vest on satisfactory evaluation for every quarterly performance review																																						50.00%
Share options granted (in shares)						2,575,885																					2,575,885
Total restricted shares granted																																							3,440,600					200,000	30,000
Repriced outstanding options (in shares)										20,484,420
Original exercise price (in dollars per share)												$ 0.32	$ 4.55
Recognized re-pricing related share-based compensation expense (in dollars)							715	162	285
Repriced exercise price of options (in dollars per share)										$ 0.195	$ 0.70
Ordinary shares granted
Ordinary shares granted				4,000
Par value of ordinary shares granted (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Number of resigned employees to whom shares were issued				1
Income tax benefit recognized for share-based compensation arrangements	0	0	0
Tax deduction claimed	$ 0	$ 0	$ 0